Note 14 - Financial Instruments with Off-Balance Sheet Risk (Details) - Financial Instrument Commitments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Loan Origination Commitments [Member]
Note 14 - Financial Instruments with Off-Balance Sheet Risk (Details) - Financial Instrument Commitments [Line Items]
Contractual obligations	$ 7,763	$ 6,370
Unfunded Commitments Under Lines of Credit [Member]
Note 14 - Financial Instruments with Off-Balance Sheet Risk (Details) - Financial Instrument Commitments [Line Items]
Contractual obligations	$ 21,427	$ 16,465